TRADING ASSETS AND LIABILITIES - Trading derivative liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 1,757,606	$ 1,049,910
Forward contracts
Disclosure of financial liabilities [line items]
Derivative liabilities	891,181	662,885
Forward contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	261,614	39,398
Forward contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	624,319	620,473
Forward contracts, Debt securities to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	996	92
Forward contracts, Debt securities to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	4,252	2,922
Swap
Disclosure of financial liabilities [line items]
Derivative liabilities	720,888	302,906
Currency swap contract [member]
Disclosure of financial liabilities [line items]
Derivative liabilities	112,600	72,044
Interest rate swap contract [member]
Disclosure of financial liabilities [line items]
Derivative liabilities	608,288	230,862
Futures Contracts
Disclosure of financial liabilities [line items]
Derivative liabilities	2,107	4,972
Futures Contract, Interest rate to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	2,107
Futures contracts, Index to buy
Disclosure of financial liabilities [line items]
Derivative liabilities		312
Index to sell
Disclosure of financial liabilities [line items]
Derivative liabilities		4,660
Options Contracts
Disclosure of financial liabilities [line items]
Derivative liabilities	143,430	79,147
Options Contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	127,692	12,190
Options Contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 15,738	$ 66,957